Leases - Schedule of Financing Leases (Details)	Sep. 30, 2024 USD ($)
Schedule of Financing Leases [Abstract]
2024	$ 42,869
2025	171,476
2026	171,476
2027	171,476
2028	47,607
Total lease payments	604,904
Less interest	94,945
Present value of lease liabilities	$ 509,959